Income tax (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax
Opening balance as of January 1,	$ 268,271	$ 220,316
Deferred income tax benefit during the current year recorded on profits	79,664	47,870
Deferred income tax benefit during the current year recorded in accumulated other comprehensive loss	258	157	$ 394
Conversion effects	(6)	(72)
Closing balance as of December 31,	$ 348,187	$ 268,271	$ 220,316